LONG TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cost method investment	¥ 18,721	¥ 18,721
Impairment on cost method investment	(2,374)	0	¥ 0
Cost method investment	¥ 16,347	¥ 18,721	¥ 18,721